Dividends on ordinary shares	12 Months Ended
Dec. 31, 2025
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares	Note 34: Dividends on ordinary shares
The directors have recommended a final dividend, which is subject to approval by the shareholders at the annual general meeting on
14 May 2026, of 2.43 pence per ordinary share (2024: 2.11 pence per ordinary share). This is equivalent to £1,429 million, before the impact of any cancellations of shares under the Company’s buyback programme (2024: £1,271 million, following cancellations of shares under the
Company’s 2025 buyback programme up to the record date), and will be paid on 19 May 2026. These financial statements do not reflect the recommended final dividend. Shareholders who have already joined the dividend reinvestment plan will automatically receive shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined on page 306.
Dividends paid during the year were as follows:

	2025 pence per share	2024 pence per share	2023 pence per share	2025 £m	2024 £m	2023 £m
Final dividend recommended by directors at previous year end	2.11	1.84	1.60	1,271	1,169	1,059
Interim dividend paid in the year	1.22	1.06	0.92	729	659	592
	3.33	2.90	2.52	2,000	1,828	1,651
Note 34: Dividends on ordinary shares continued
The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share
Incentive Plan (holding at 31 December 2025: 2,805,932 shares, 31 December 2024: 590,670 shares, waived rights to all dividends) and the
Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2025: 84,427,788 shares, 31 December 2024:
125,361,633 shares, waived rights to all dividends).
The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. A number of
Group subsidiaries, principally those with banking and insurance activities, are subject to regulatory capital requirements which require minimum amounts of capital to be maintained relative to their size and risk. The Group actively manages the capital of its subsidiaries, which includes monitoring the regulatory capital ratios for its banking and insurance subsidiaries and, on a consolidated basis, the Ring-
Fenced Bank sub-group, against approved risk appetite levels.